FINANCIAL INSTRUMENTS - Interest Rate Swap Contracts Outstanding (Details) - FVTPL - Interest rate SWAP - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial assets	$ 3,416	$ 534
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Current financial assets	155
Non-current assets	3,261
Financial assets		534
Cash flow hedges | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Notional	15	15
Current financial assets	$ 155
Financial assets		$ 10
Cash flow hedges | Settlement 1 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.511%	0.511%
Cash flow hedges | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 15	$ 15
Non-current assets	$ 771
Financial assets		$ 70
Cash flow hedges | Settlement 2 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.647%	0.647%
Cash flow hedges | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 20	$ 20
Non-current assets	$ 1,045
Financial assets		$ 132
Cash flow hedges | Settlement 3 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.566%	0.566%
Cash flow hedges | Settlement 4
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 25	$ 25
Non-current assets	$ 1,445
Financial assets		$ 322
Cash flow hedges | Settlement 4 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.355%	0.355%